COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2012
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Schedule of Changes in AOCI attributable
	Cash Flow Hedges	Net Investment Hedges	Cumulative Translation Adjustment	Equity Investees	Pension and OPEB Actuarial Gain/(Loss) Adjustment	Total
(millions of Canadian dollars)
Balance at January 1, 2010	69	429	(1,033)	(15)	(104)	(654)
Changes during the year	(136)	61	(255)	3	(52)	(379)
Tax impact	1	(10)	-	1	14	6
	(135)	51	(255)	4	(38)	(373)
Balance at December 31, 2010	(66)	480	(1,288)	(11)	(142)	(1,027)
Changes during the year	(563)	(21)	85	(20)	(200)	(719)
Tax impact	153	2	-	3	56	214
	(410)	(19)	85	(17)	(144)	(505)
Balance at December 31, 2011	(476)	461	(1,203)	(28)	(286)	(1,532)
Changes during the year	(190)	16	(99)	7	(52)	(318)
Tax impact	45	(3)	-	(5)	14	51
	(145)	13	(99)	2	(38)	(267)
Balance at December 31, 2012	(621)	474	(1,302)	(26)	(324)	(1,799)